Customer and Supplier Concentrations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	24.91%	41.97%	22.68%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	12.98%	10.54%
Supplier Concentration Risk [Member] | Supplier One [Member] | Total Purchases [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage	17.71%	24.45%	16.46%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Total Purchases [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage		18.40%	12.63%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Total Purchases [Member]
Customer and Supplier Concentration [Line Items]
Concentration risk, percentage		11.61%	10.25%